UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-01236

Deutsche Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 3/31

Date of reporting period: 6/30/17

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio                          as of June 30, 2017 (Unaudited)

Deutsche Real Assets Fund

	Shares	Value ($)
Common Stocks 77.7%
Consumer Discretionary 0.6%
Hotels, Restaurants & Leisure
Extended Stay America, Inc. (Units)	59,405	1,150,081
Consumer Staples 1.4%
Food Products
Archer-Daniels-Midland Co.	32,100	1,328,298
Bunge Ltd.	14,108	1,052,457
Wilmar International Ltd.	225,000	547,485
		2,928,240
Energy 12.7%
Oil, Gas & Consumable Fuels
Antero Midstream LP* (a)	48,277	1,061,128
Cheniere Energy, Inc.*	75,910	3,697,576
Concho Resources, Inc.*	21,376	2,597,825
Enagas SA	61,239	1,717,128
EOG Resources, Inc.	23,001	2,082,051
Parsley Energy, Inc. "A"*	79,474	2,205,403
Pembina Pipeline Corp.	64,175	2,125,475
Snam SpA	544,835	2,374,632
Suncor Energy, Inc.	57,136	1,669,404
Targa Resources Corp.	50,183	2,268,272
TOTAL SA	61,568	3,043,796
Williams Companies, Inc.	54,976	1,664,673
		26,507,363
Industrials 9.1%
Commercial Services & Supplies 2.4%
Republic Services, Inc.	21,506	1,370,577
Waste Management, Inc.	50,324	3,691,265
		5,061,842
Construction & Engineering 2.1%
Ferrovial SA	111,746	2,480,502
VINCI SA	22,670	1,934,949
		4,415,451
Road & Rail 1.7%
Canadian National Railway Co.	12,606	1,022,828
Canadian Pacific Railway Ltd.	15,548	2,500,274
		3,523,102
Transportation Infrastructure 2.9%
Groupe Eurotunnel SE (Registered)	93,000	991,881
Japan Airport Terminal Co., Ltd.	42,224	1,612,377
Sydney Airport (Units)	317,063	1,727,795
Transurban Group (Units)	185,663	1,691,002
		6,023,055
Information Technology 1.1%
IT Services
InterXion Holding NV*	50,072	2,292,296
Materials 6.4%
Chemicals 3.2%
Celanese Corp. "A"	15,141	1,437,487
CF Industries Holdings, Inc.	48,009	1,342,332
Dow Chemical Co.	17,460	1,101,202
FMC Corp.	16,548	1,208,831
Monsanto Co.	13,700	1,621,532
		6,711,384
Containers & Packaging 0.4%
International Paper Co.	15,619	884,191
Metals & Mining 2.8%
Agnico Eagle Mines Ltd.	21,500	969,556
Fresnillo PLC	79,800	1,544,481
Glencore PLC*	272,524	1,019,413
Lundin Mining Corp.	137,357	780,630
Newmont Mining Corp.	15,307	495,794
OceanaGold Corp.	323,000	973,882
		5,783,756
Real Estate 30.2%
Equity Real Estate Investment Trusts (REITs) 26.1%
Agree Realty Corp.	21,717	996,159
Alexandria Real Estate Equities, Inc.	12,000	1,445,640
American Tower Corp.	52,258	6,914,779
Camden Property Trust	18,586	1,589,289
Canadian Apartment Properties REIT	37,000	957,812
CareTrust REIT, Inc.	54,500	1,010,430
Colony NorthStar, Inc. "A"	107,416	1,513,491
CoreSite Realty Corp.	25,341	2,623,554
Crown Castle International Corp.	62,657	6,276,978
Duke Realty Corp.	36,808	1,028,784
Empire State Realty Trust, Inc. "A"	52,200	1,084,194
Equinix, Inc.	2,320	995,651
Essex Property Trust, Inc.	8,519	2,191,683
Frasers Logistics & Industrial Trust	942,200	739,115
Gaming and Leisure Properties, Inc.	26,991	1,016,751
Gecina SA	4,037	633,301
GGP, Inc.	42,104	991,970
Global One Real Estate Investment Corp.	139	476,413
Granite Real Estate Investment Trust	14,500	573,492
Great Portland Estates PLC	134,413	1,045,145
Healthcare Trust of America, Inc. "A"	30,928	962,170
Hudson Pacific Properties, Inc.	25,900	885,521
Invitation Homes, Inc.	28,757	622,014
Japan Real Estate Investment Corp.	101	501,969
Klepierre	26,643	1,091,991
Land Securities Group PLC	38,374	506,299
Link REIT	114,738	872,940
Mapletree Commercial Trust	735,200	851,748
Merlin Properties Socimi SA	64,656	816,746
MGM Growth Properties LLC "A" (a)	36,500	1,065,435
Mirvac Group	642,694	1,052,166
Public Storage	14,812	3,088,746
Segro PLC	113,120	720,754
Sunstone Hotel Investors, Inc.	63,023	1,015,931
Welltower, Inc.	65,280	4,886,208
Weyerhaeuser Co.	40,600	1,360,100
		54,405,369
Real Estate Management & Development 4.1%
BUWOG AG	17,930	515,143
City Developments Ltd.	184,500	1,437,941
Fabege AB	79,341	1,525,661
Hang Lung Properties Ltd.	482,788	1,205,818
Mitsui Fudosan Co., Ltd.	34,338	818,342
New World Development Co., Ltd.	536,000	680,345
NTT Urban Development Corp.	91,700	883,777
PSP Swiss Property AG (Registered)	7,693	718,837
Sun Hung Kai Properties Ltd.	55,400	813,887
		8,599,751
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.2%
Cellnex Telecom SA 144A	24,333	501,922
Wireless Telecommunication Services 0.5%
Sarana Menara Nusantara Tbk PT	3,460,898	982,582
Utilities 15.5%
Electric Utilities 2.9%
Eversource Energy	52,645	3,196,078
PG&E Corp.	43,555	2,890,745
		6,086,823
Gas Utilities 2.9%
ENN Energy Holdings Ltd.	276,162	1,666,002
Hong Kong & China Gas Co., Ltd.	279,600	525,719
Infraestructura Energetica Nova SAB de CV	320,429	1,707,837
Tokyo Gas Co., Ltd.	405,844	2,108,332
		6,007,890
Multi-Utilities 6.5%
Consolidated Edison, Inc.	35,488	2,868,140
National Grid PLC	353,382	4,380,776
NiSource, Inc.	76,900	1,950,184
Sempra Energy	39,429	4,445,620
		13,644,720
Water Utilities 3.2%
American Water Works Co., Inc.	18,969	1,478,634
Severn Trent PLC	128,997	3,666,024
United Utilities Group PLC	140,220	1,584,311
		6,728,969
Total Common Stocks (Cost $153,874,174)		162,238,787
	Principal Amount ($)	Value ($)
Government & Agency Obligations 16.4%
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds:
1.375%, 2/15/2044	235	255
2.125%, 2/15/2040	821,485	1,021,684
2.375%, 1/15/2025	1,754,976	1,999,325
2.375%, 1/15/2027	2,626,080	3,048,790
3.625%, 4/15/2028	2,581,798	3,372,724
3.875%, 4/15/2029	2,199,702	2,986,298
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2019	314	314
0.125%, 4/15/2020	1,966,819	1,969,846
0.125%, 1/15/2022	1,968,774	1,965,829
0.125%, 1/15/2023	3,129,054	3,100,445
0.125%, 7/15/2024	3,148,132	3,092,307
0.625%, 1/15/2024	1,522,346	1,544,031
U.S. Treasury Notes:
0.75%, 2/28/2018	3,504,000	3,493,323
0.75%, 8/31/2018	3,239,000	3,217,746
1.125%, 6/15/2018	3,314,000	3,308,691
Total Government & Agency Obligations (Cost $34,335,809)		34,121,608
Short-Term U.S. Treasury Obligations 4.0%
U.S. Treasury Bills:
0.64% **, 10/12/2017	1,436,000	1,431,841
0.645% **, 10/12/2017	1,111,000	1,107,783
0.65% **, 10/12/2017	69,000	68,800
0.653% **, 10/12/2017	80,000	79,768
0.655% **, 10/12/2017	67,000	66,806
0.663% **, 10/12/2017	109,000	108,684
0.785% **, 7/20/2017	1,000,000	999,631
0.8% **, 7/20/2017	377,000	376,861
0.885% **, 10/12/2017	92,000	91,734
1.024% **, 10/12/2017	500,000	498,552
1.12% **, 12/28/2017	3,606,000	3,586,008
Total Short-Term U.S. Treasury Obligations (Cost $8,412,228)		8,416,468
	Shares	Value ($)
Securities Lending Collateral 1.0%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.87% (b) (c) (Cost $2,146,250)	2,146,250	2,146,250
Cash Equivalents 2.2%
Deutsche Central Cash Management Government Fund, 1.03% (b) (Cost $4,537,072)	4,537,072	4,537,072
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $203,305,533) †	101.3	211,460,185
Other Assets and Liabilities, Net	(1.3)	(2,669,086)
Net Assets	100.0	208,791,099

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $205,742,134. At June 30, 2017, net unrealized appreciation for all securities based on tax cost was $5,718,051. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,445,076 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,727,025.
*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2017 amounted to $2,121,952, which is 1.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At June 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

Brent Crude Oil Futures	USD	1/31/2018	34	1,709,520	54,315
Coffee C Futures	USD	9/19/2017	22	1,037,025	(117,195)
Copper Futures	USD	12/27/2017	26	1,772,550	67,834
Corn Futures	USD	12/14/2017	60	1,176,000	31,350
Cotton No. 2 Futures	USD	12/6/2017	14	480,130	(44,569)
Gasoline RBOB Futures	USD	10/31/2017	10	582,918	(52,084)
Gold 100 oz. Futures	USD	12/27/2017	14	1,749,440	12,128
Lean Cattle Futures	USD	10/31/2017	43	1,981,440	38,592
Lean Hogs Futures	USD	10/13/2017	38	1,070,840	39,382
LME Primary Aluminium Futures	USD	11/13/2017	24	1,155,150	(5,873)
LME Primary Aluminium Futures	USD	9/18/2017	26	1,247,675	22,339
Natural Gas Futures	USD	8/29/2017	24	727,440	(41,862)
Nickel Futures	USD	9/18/2017	11	619,575	8,346
Silver Futures	USD	12/27/2017	7	585,620	(25,926)
Soybean Futures	USD	11/14/2017	19	907,013	(16,288)
Sugar Futures	USD	9/29/2017	24	371,213	(57,328)
Wheat Futures	USD	12/14/2017	51	1,389,750	135,938
WTI Crude Futures	USD	12/19/2017	21	993,510	(77,395)
Zinc Futures	USD	11/13/2017	26	1,793,838	72,902
Total net unrealized appreciation					44,606

At June 30, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
LME Primary Aluminium Futures	USD	11/13/2017	2	96,263	(1,594)
LME Primary Aluminium Futures 2	USD	9/18/2017	26	1,247,675	10,474
Total net unrealized appreciation					8,880

Currency Abbreviation
USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of June 30, 2017, the Fund held $20,367,226 in the Subsidiary, representing 9.8% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,150,081	$—	$—	$1,150,081
Consumer Staples	2,928,240	—	—	2,928,240
Energy	26,507,363	—	—	26,507,363
Industrials	19,023,450	—	—	19,023,450
Information Technology	2,292,296	—	—	2,292,296
Materials	13,379,331	—	—	13,379,331
Real Estate	63,005,120	—	—	63,005,120
Telecommunication Services	501,922	982,582	—	1,484,504
Utilities	32,468,402	—	—	32,468,402
Government & Agency Obligations	—	34,121,608	—	34,121,608
Short-Term U.S. Treasury Obligations	—	8,416,468	—	8,416,468
Short-Term Investments (d)	6,683,322	—	—	6,683,322
Derivatives (e)
Futures Contracts	493,600	—	—	493,600
Total	$168,433,127	$43,520,658	$—	$211,953,785
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Futures Contracts	$(440,114)	$—	$—	$(440,114)
Total	$(440,114)	$—	$—	$(440,114)

There have been no transfers between fair value measurement levels during the period ended June 30, 2017.

(d)	See Consolidated Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 53,486

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Real Assets Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2017